Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Entity Central Index Key	0001107414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000136668
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Fund
Class Name	Class A
Trading Symbol	SSFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	0.43%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
AssetsNet	$ 872,104,621
Holdings Count | Holding	5,299
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$872,104,621
# of Portfolio Holdings	5,299
Portfolio Turnover Rate	9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
U.S. Treasury Obligations	38.4%
U.S. Government Agency Obligations	26.2%
Corporate Bonds & Notes	21.1%
Bonds and Notes	8.7%
Short-Term Investments	4.6%
Foreign Government Obligations	2.6%
Mortgage-Backed Securities	0.7%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

Based on holdings of the Portfolio, in which the Fund invests.

C000136670
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Fund
Class Name	Class I
Trading Symbol	SSFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.19%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%
AssetsNet	$ 872,104,621
Holdings Count | Holding	5,299
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$872,104,621
# of Portfolio Holdings	5,299
Portfolio Turnover Rate	9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
U.S. Treasury Obligations	38.4%
U.S. Government Agency Obligations	26.2%
Corporate Bonds & Notes	21.1%
Bonds and Notes	8.7%
Short-Term Investments	4.6%
Foreign Government Obligations	2.6%
Mortgage-Backed Securities	0.7%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

Based on holdings of the Portfolio, in which the Fund invests.

C000136669
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Fund
Class Name	Class K
Trading Symbol	SSFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.02%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 872,104,621
Holdings Count | Holding	5,299
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$872,104,621
# of Portfolio Holdings	5,299
Portfolio Turnover Rate	9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
U.S. Treasury Obligations	38.4%
U.S. Government Agency Obligations	26.2%
Corporate Bonds & Notes	21.1%
Bonds and Notes	8.7%
Short-Term Investments	4.6%
Foreign Government Obligations	2.6%
Mortgage-Backed Securities	0.7%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

Based on holdings of the Portfolio, in which the Fund invests.

C000246124
Shareholder Report [Line Items]
Fund Name	State Street Balanced Index Fund
Class Name	Class K
Trading Symbol	SSBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Balanced Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 25,197,618
Holdings Count | Holding	1,236
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$25,197,618
# of Portfolio Holdings	1,236
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top Ten Industry

Industry	% Value of Total Net Assets
Domestic Fixed Income	39.9%
Semiconductors & Semiconductor Equipment	6.6%
Software	6.4%
Technology Hardware, Storage & Peripherals	3.7%
Interactive Media & Services	3.6%
Banks	2.5%
Financial Services	2.3%
Pharmaceuticals	2.1%
Broadline Retail	2.1%
Oil, Gas & Consumable Fuels	2.0%

C000159454
Shareholder Report [Line Items]
Fund Name	State Street Emerging Markets Equity Index Fund
Class Name	Class K
Trading Symbol	SSKEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Emerging Markets Equity Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 595,001,674
Holdings Count | Holding	1,309
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$595,001,674
# of Portfolio Holdings	1,309
Portfolio Turnover Rate	2%

Holdings [Text Block]

Top Ten Countries

Country	% Value of Total Net Assets
China	22.7%
Taiwan	19.3%
India	19.2%
South Korea	12.2%
Brazil	4.2%
Saudi Arabia	3.9%
South Africa	2.7%
Switzerland	2.5%
Mexico	2.2%
Indonesia	1.6%

C000136662
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Fund
Class Name	Class A
Trading Symbol	SSGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.52%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 1,663,180,924
Holdings Count | Holding	6,273
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,663,180,924
# of Portfolio Holdings	6,273
Portfolio Turnover Rate	1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Common Stocks	97.4%
Short-Term Investments	5.4%
Based on holdings of the Portfolio, in which the Fund invests.
C000136664
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Fund
Class Name	Class I
Trading Symbol	SSGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.09%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 1,663,180,924
Holdings Count | Holding	6,273
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,663,180,924
# of Portfolio Holdings	6,273
Portfolio Turnover Rate	1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Common Stocks	97.4%
Short-Term Investments	5.4%
Based on holdings of the Portfolio, in which the Fund invests.
C000136663
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Fund
Class Name	Class K
Trading Symbol	SSGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 1,663,180,924
Holdings Count | Holding	6,273
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,663,180,924
# of Portfolio Holdings	6,273
Portfolio Turnover Rate	1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Common Stocks	97.4%
Short-Term Investments	5.4%
Based on holdings of the Portfolio, in which the Fund invests.
C000143853
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Portfolio
Trading Symbol	SSGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Portfolio") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Portfolio by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Global All Cap Equity ex-U.S. Index Portfolio	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 7,347,325,228
Holdings Count | Holding	6,273
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$7,347,325,228
# of Portfolio Holdings	6,273
Portfolio Turnover Rate	1%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Common Stocks	97.4%
Short-Term Investments	5.4%

C000155088
Shareholder Report [Line Items]
Fund Name	State Street Hedged International Developed Equity Index Fund
Class Name	Class K
Trading Symbol	SSHQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Hedged International Developed Equity Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$11	0.20%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
AssetsNet	$ 3,531,012,268
Holdings Count | Holding	753
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$3,531,012,268
# of Portfolio Holdings	753
Portfolio Turnover Rate	2%

Portfolio holdings and portfolio turnover are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Countries

Country	% Value of Total Net Assets
Japan	20.8%
United Kingdom	9.8%
France	8.7%
United States	8.3%
Germany	7.8%
Australia	6.9%
Switzerland	5.9%
Netherlands	4.5%
Denmark	3.6%
Sweden	3.0%

Based on holdings of the Portfolio, in which the Fund invests.

C000158901
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Fund
Class Name	Class A
Trading Symbol	SSMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 569,662,611
Holdings Count | Holding	2,505
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$569,662,611
# of Portfolio Holdings	2,505
Portfolio Turnover Rate	9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Common Stocks	99.4%
Short-Term Investments	3.2%
Based on holdings of the Portfolio, in which the Fund invests.
C000158902
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Fund
Class Name	Class I
Trading Symbol	SSMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.21%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 569,662,611
Holdings Count | Holding	2,505
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$569,662,611
# of Portfolio Holdings	2,505
Portfolio Turnover Rate	9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Common Stocks	99.4%
Short-Term Investments	3.2%
Based on holdings of the Portfolio, in which the Fund invests.
C000158903
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Fund
Class Name	Class K
Trading Symbol	SSMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.04%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 569,662,611
Holdings Count | Holding	2,505
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$569,662,611
# of Portfolio Holdings	2,505
Portfolio Turnover Rate	9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Common Stocks	99.4%
Short-Term Investments	3.2%
Based on holdings of the Portfolio, in which the Fund invests.
C000232294
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2020 Fund
Trading Symbol	SSADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2020 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 912,662,430
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$912,662,430
# of Portfolio Holdings	11
Portfolio Turnover Rate	10%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.9%

Largest Holdings [Text Block]

Top Holdings

Holdings	% Value of Total Net Assets
State Street Aggregate Bond Index Portfolio	20.4%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street Equity 500 Index II Portfolio, K	16.1%
SPDR Portfolio Short Term Treasury ETF	14.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	12.0%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.1%
SPDR Portfolio Short Term Corporate Bond ETF	3.7%
State Street Small/Mid Cap Equity Index Portfolio	3.1%

C000143864
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2020 Fund
Class Name	Class I
Trading Symbol	SSBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2020 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 912,662,430
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$912,662,430
# of Portfolio Holdings	11
Portfolio Turnover Rate	10%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.9%

C000143865
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2020 Fund
Class Name	Class K
Trading Symbol	SSBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2020 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$(1)	(0.01)%

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses.

Expenses Paid, Amount	$ (1)
Expense Ratio, Percent	(0.01%)
AssetsNet	$ 912,662,430
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$912,662,430
# of Portfolio Holdings	11
Portfolio Turnover Rate	10%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.9%

C000232295
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2025 Fund
Class Name	Class - R3
Trading Symbol	SSAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 1,991,622,031
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,991,622,031
# of Portfolio Holdings	12
Portfolio Turnover Rate	10%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.9%
Short-Term Investments	2.9%

C000143868
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2025 Fund
Class Name	Class I
Trading Symbol	SSBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 1,991,622,031
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,991,622,031
# of Portfolio Holdings	12
Portfolio Turnover Rate	10%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.9%
Short-Term Investments	2.9%

C000143869
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2025 Fund
Class Name	Class K
Trading Symbol	SSBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$(1)	(0.01)%

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses.

Expenses Paid, Amount	$ (1)
Expense Ratio, Percent	(0.01%)
AssetsNet	$ 1,991,622,031
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,991,622,031
# of Portfolio Holdings	12
Portfolio Turnover Rate	10%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.9%
Short-Term Investments	2.9%

C000232296
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2030 Fund
Class Name	Class - R3
Trading Symbol	SSAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 2,938,860,812
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,938,860,812
# of Portfolio Holdings	10
Portfolio Turnover Rate	7%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	1.6%

C000143872
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2030 Fund
Class Name	Class I
Trading Symbol	SSBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 2,938,860,812
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,938,860,812
# of Portfolio Holdings	10
Portfolio Turnover Rate	7%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	1.6%

C000143873
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2030 Fund
Class Name	Class K
Trading Symbol	SSBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 2,938,860,812
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,938,860,812
# of Portfolio Holdings	10
Portfolio Turnover Rate	7%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	1.6%

C000232297
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2035 Fund
Class Name	Class - R3
Trading Symbol	SSAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 2,876,655,710
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,876,655,710
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	0.2%

C000143876
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2035 Fund
Class Name	Class I
Trading Symbol	SSCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 2,876,655,710
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,876,655,710
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	0.2%

C000143877
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2035 Fund
Class Name	Class K
Trading Symbol	SSCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 2,876,655,710
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,876,655,710
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	0.2%

C000232298
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2040 Fund
Class Name	Class - R3
Trading Symbol	SSAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 2,637,735,289
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,637,735,289
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.7%
Short-Term Investments	0.4%

C000143880
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2040 Fund
Class Name	Class I
Trading Symbol	SSCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 2,637,735,289
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,637,735,289
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.7%
Short-Term Investments	0.4%

C000143881
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2040 Fund
Class Name	Class K
Trading Symbol	SSCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 2,637,735,289
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,637,735,289
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.7%
Short-Term Investments	0.4%

C000232299
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2045 Fund
Class Name	Class - R3
Trading Symbol	SSAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 2,418,301,492
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,418,301,492
# of Portfolio Holdings	6
Portfolio Turnover Rate	5%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.7%
Short-Term Investments	0.2%

C000143884
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2045 Fund
Class Name	Class I
Trading Symbol	SSDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 2,418,301,492
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,418,301,492
# of Portfolio Holdings	6
Portfolio Turnover Rate	5%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.7%
Short-Term Investments	0.2%

C000143885
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2045 Fund
Class Name	Class K
Trading Symbol	SSDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 2,418,301,492
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,418,301,492
# of Portfolio Holdings	6
Portfolio Turnover Rate	5%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.7%
Short-Term Investments	0.2%

C000232290
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2050 Fund
Class Name	Class - R3
Trading Symbol	SSAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 2,020,613,228
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,020,613,228
# of Portfolio Holdings	6
Portfolio Turnover Rate	6%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	100.2%
Short-Term Investments	0.2%

C000143828
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2050 Fund
Class Name	Class I
Trading Symbol	SSDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
AssetsNet	$ 2,020,613,228
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,020,613,228
# of Portfolio Holdings	6
Portfolio Turnover Rate	6%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	100.2%
Short-Term Investments	0.2%

C000143829
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2050 Fund
Class Name	Class K
Trading Symbol	SSDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 2,020,613,228
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,020,613,228
# of Portfolio Holdings	6
Portfolio Turnover Rate	6%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	100.2%
Short-Term Investments	0.2%

C000232291
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2055 Fund
Class Name	Class - R3
Trading Symbol	SSAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 1,490,335,585
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,490,335,585
# of Portfolio Holdings	5
Portfolio Turnover Rate	6%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.6%
Short-Term Investments	0.3%

C000143832
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2055 Fund
Class Name	Class I
Trading Symbol	SSDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,490,335,585
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,490,335,585
# of Portfolio Holdings	5
Portfolio Turnover Rate	6%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.6%
Short-Term Investments	0.3%

C000143833
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2055 Fund
Class Name	Class K
Trading Symbol	SSDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 1,490,335,585
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,490,335,585
# of Portfolio Holdings	5
Portfolio Turnover Rate	6%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.6%
Short-Term Investments	0.3%

C000232292
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2060 Fund
Class Name	Class - R3
Trading Symbol	SSAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 962,292,909
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$962,292,909
# of Portfolio Holdings	5
Portfolio Turnover Rate	7%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.6%
Short-Term Investments	0.3%

C000143836
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2060 Fund
Class Name	Class I
Trading Symbol	SSDWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 962,292,909
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$962,292,909
# of Portfolio Holdings	5
Portfolio Turnover Rate	7%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.6%
Short-Term Investments	0.3%

C000143837
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2060 Fund
Class Name	Class K
Trading Symbol	SSDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 962,292,909
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$962,292,909
# of Portfolio Holdings	5
Portfolio Turnover Rate	7%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.6%
Short-Term Investments	0.3%

C000232300
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2065 Fund
Class Name	Class - R3
Trading Symbol	SSFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 277,259,241
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$277,259,241
# of Portfolio Holdings	5
Portfolio Turnover Rate	5%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.5%
Short-Term Investments	0.3%

C000216582
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2065 Fund
Class Name	Class I
Trading Symbol	SSFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 277,259,241
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$277,259,241
# of Portfolio Holdings	5
Portfolio Turnover Rate	5%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.5%
Short-Term Investments	0.3%

C000216583
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2065 Fund
Class Name	Class K
Trading Symbol	SSFKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 277,259,241
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$277,259,241
# of Portfolio Holdings	5
Portfolio Turnover Rate	5%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.5%
Short-Term Investments	0.3%

C000232293
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement Fund
Class Name	Class - R3
Trading Symbol	SSFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 661,532,908
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$661,532,908
# of Portfolio Holdings	10
Portfolio Turnover Rate	9%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	0.2%

C000143856
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement Fund
Class Name	Class I
Trading Symbol	SSFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 661,532,908
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$661,532,908
# of Portfolio Holdings	10
Portfolio Turnover Rate	9%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	0.2%

C000143857
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement Fund
Class Name	Class K
Trading Symbol	SSFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$(1)	(0.02)%

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses.

Expenses Paid, Amount	$ (1)
Expense Ratio, Percent	(0.02%)
AssetsNet	$ 661,532,908
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$661,532,908
# of Portfolio Holdings	10
Portfolio Turnover Rate	9%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	0.2%

C000143852
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Portfolio
Trading Symbol	SSAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Portfolio (the "Portfolio") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Portfolio by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Aggregate Bond Index Portfolio	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 3,067,286,899
Holdings Count | Holding	5,299
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$3,067,286,899
# of Portfolio Holdings	5,299
Portfolio Turnover Rate	9%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
U.S. Treasury Obligations	38.4%
U.S. Government Agency Obligations	26.2%
Corporate Bonds & Notes	21.1%
Bonds and Notes	8.7%
Short-Term Investments	4.6%
Foreign Government Obligations	2.6%
Mortgage-Backed Securities	0.7%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

C000029581
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Administrative Shares
Trading Symbol	STFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$9	0.17%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 6,432,762,132
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$6,432,762,132
# of Portfolio Holdings	510
Portfolio Turnover Rate	3%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	31.9%
Financials	12.2%
Health Care	11.6%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.2%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

C000136665
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class A
Trading Symbol	SSSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.47%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
AssetsNet	$ 6,432,762,132
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$6,432,762,132
# of Portfolio Holdings	510
Portfolio Turnover Rate	3%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	31.9%
Financials	12.2%
Health Care	11.6%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.2%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

C000136667
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class I
Trading Symbol	SSSWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.18%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
AssetsNet	$ 6,432,762,132
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$6,432,762,132
# of Portfolio Holdings	510
Portfolio Turnover Rate	3%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	31.9%
Financials	12.2%
Health Care	11.6%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.2%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

C000136666
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class K
Trading Symbol	SSSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.02%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 6,432,762,132
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$6,432,762,132
# of Portfolio Holdings	510
Portfolio Turnover Rate	3%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	31.9%
Financials	12.2%
Health Care	11.6%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.2%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

C000029583
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class R Shares
Trading Symbol	SSFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$33	0.62%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%
AssetsNet	$ 6,432,762,132
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$6,432,762,132
# of Portfolio Holdings	510
Portfolio Turnover Rate	3%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	31.9%
Financials	12.2%
Health Care	11.6%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.2%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

C000029582
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Service Shares
Trading Symbol	STBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$14	0.27%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 6,432,762,132
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$6,432,762,132
# of Portfolio Holdings	510
Portfolio Turnover Rate	3%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	31.9%
Financials	12.2%
Health Care	11.6%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.2%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

C000143774
Shareholder Report [Line Items]
Fund Name	State Street Institutional Liquid Reserves Fund
Class Name	Administration Class
Trading Symbol	SSYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$19	0.37%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 16,332,936,177
Holdings Count | Holding	148
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$16,332,936,177
# of Portfolio Holdings	148
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

Based on holdings of the Portfolio, in which the Fund invests.

C000230477
Shareholder Report [Line Items]
Fund Name	State Street Institutional Liquid Reserves Fund
Class Name	Bancroft Capital Class
Trading Symbol	VTDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 16,332,936,177
Holdings Count | Holding	148
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$16,332,936,177
# of Portfolio Holdings	148
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

Based on holdings of the Portfolio, in which the Fund invests.

C000143773
Shareholder Report [Line Items]
Fund Name	State Street Institutional Liquid Reserves Fund
Trading Symbol	SSHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 16,332,936,177
Holdings Count | Holding	148
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$16,332,936,177
# of Portfolio Holdings	148
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

Based on holdings of the Portfolio, in which the Fund invests.

C000052882
Shareholder Report [Line Items]
Fund Name	State Street Institutional Liquid Reserves Fund
Class Name	Investment Class
Trading Symbol	SSVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.45%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 16,332,936,177
Holdings Count | Holding	148
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$16,332,936,177
# of Portfolio Holdings	148
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

Based on holdings of the Portfolio, in which the Fund invests.

C000145475
Shareholder Report [Line Items]
Fund Name	State Street Institutional Liquid Reserves Fund
Class Name	Investor Class
Trading Symbol	SSZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.20%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 16,332,936,177
Holdings Count | Holding	148
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$16,332,936,177
# of Portfolio Holdings	148
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

Based on holdings of the Portfolio, in which the Fund invests.

C000231962
Shareholder Report [Line Items]
Fund Name	State Street Institutional Liquid Reserves Fund
Class Name	Opportunity Class
Trading Symbol	OPIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$8	0.15%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 16,332,936,177
Holdings Count | Holding	148
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$16,332,936,177
# of Portfolio Holdings	148
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

Based on holdings of the Portfolio, in which the Fund invests.

C000052881
Shareholder Report [Line Items]
Fund Name	State Street Institutional Liquid Reserves Fund
Class Name	Premier Class
Trading Symbol	SSIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.12%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 16,332,936,177
Holdings Count | Holding	148
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$16,332,936,177
# of Portfolio Holdings	148
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

Based on holdings of the Portfolio, in which the Fund invests.

C000172253
Shareholder Report [Line Items]
Fund Name	State Street Institutional Liquid Reserves Fund
Class Name	Trust Class
Trading Symbol	TILXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$9	0.17%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 16,332,936,177
Holdings Count | Holding	148
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$16,332,936,177
# of Portfolio Holdings	148
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

Based on holdings of the Portfolio, in which the Fund invests.

C000143780
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Trading Symbol	SSKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$18	0.36%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 11,525,278,991
Holdings Count | Holding	159
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$11,525,278,991
# of Portfolio Holdings	159
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

Based on holdings of the Portfolio, in which the Fund invests.

C000230479
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Bancroft Capital Class
Trading Symbol	VTTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 11,525,278,991
Holdings Count | Holding	159
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$11,525,278,991
# of Portfolio Holdings	159
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

Based on holdings of the Portfolio, in which the Fund invests.

C000231445
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Cabrera Capital Markets Class
Trading Symbol	CSJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 11,525,278,991
Holdings Count | Holding	159
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$11,525,278,991
# of Portfolio Holdings	159
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

Based on holdings of the Portfolio, in which the Fund invests.

C000143781
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Trading Symbol	SSJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 11,525,278,991
Holdings Count | Holding	159
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$11,525,278,991
# of Portfolio Holdings	159
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

Based on holdings of the Portfolio, in which the Fund invests.

C000052878
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Investment Class
Trading Symbol	TRVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.46%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 11,525,278,991
Holdings Count | Holding	159
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$11,525,278,991
# of Portfolio Holdings	159
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

Based on holdings of the Portfolio, in which the Fund invests.

C000143782
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Investor Class
Trading Symbol	SSNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.19%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 11,525,278,991
Holdings Count | Holding	159
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$11,525,278,991
# of Portfolio Holdings	159
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

Based on holdings of the Portfolio, in which the Fund invests.

C000231964
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Opportunity Class
Trading Symbol	OPRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 11,525,278,991
Holdings Count | Holding	159
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$11,525,278,991
# of Portfolio Holdings	159
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

Based on holdings of the Portfolio, in which the Fund invests.

C000052877
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Premier Class
Trading Symbol	TRIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 11,525,278,991
Holdings Count | Holding	159
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$11,525,278,991
# of Portfolio Holdings	159
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

Based on holdings of the Portfolio, in which the Fund invests.

C000143785
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Trading Symbol	SSQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$18	0.36%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 43,310,603,428
Holdings Count | Holding	161
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

C000230480
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Bancroft Capital Class
Trading Symbol	VTLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 43,310,603,428
Holdings Count | Holding	161
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

C000231448
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Blaylock Van Class
Trading Symbol	BVYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 43,310,603,428
Holdings Count | Holding	161
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

C000231447
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Cabrera Capital Markets Class
Trading Symbol	CAJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 43,310,603,428
Holdings Count | Holding	161
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

C000143783
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Trading Symbol	SAJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 43,310,603,428
Holdings Count | Holding	161
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

C000052879
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Investment Class
Trading Symbol	TPVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.46%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 43,310,603,428
Holdings Count | Holding	161
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

C000143784
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Investor Class
Trading Symbol	SAEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.19%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 43,310,603,428
Holdings Count | Holding	161
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

C000231965
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Opportunity Class
Trading Symbol	OPTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 43,310,603,428
Holdings Count | Holding	161
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

C000052880
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Premier Class
Trading Symbol	TPIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 43,310,603,428
Holdings Count | Holding	161
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

C000172254
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Trust Class
Trading Symbol	TPLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$9	0.17%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 43,310,603,428
Holdings Count | Holding	161
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

C000143776
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Administration Class
Trading Symbol	SALXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$19	0.37%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 136,277,579,967
Holdings Count | Holding	210
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

C000230478
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Bancroft Capital Class
Trading Symbol	VTGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 136,277,579,967
Holdings Count | Holding	210
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

C000231443
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Blaylock Van Class
Trading Symbol	BUYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$8	0.15%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 136,277,579,967
Holdings Count | Holding	210
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

C000231444
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Cabrera Capital Markets Class
Trading Symbol	CAHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 136,277,579,967
Holdings Count | Holding	210
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

C000146109
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Class G
Trading Symbol	SSOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$4	0.08%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 136,277,579,967
Holdings Count | Holding	210
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

C000143775
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Trading Symbol	SAHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 136,277,579,967
Holdings Count | Holding	210
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

C000052884
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Investment Class
Trading Symbol	GVVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$24	0.47%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 136,277,579,967
Holdings Count | Holding	210
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

C000145476
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Investor Class
Trading Symbol	SAMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.20%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 136,277,579,967
Holdings Count | Holding	210
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

C000231963
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Opportunity Class
Trading Symbol	OPGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 136,277,579,967
Holdings Count | Holding	210
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

C000052883
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Premier Class
Trading Symbol	GVMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 136,277,579,967
Holdings Count | Holding	210
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

C000069459
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Select Class
Trading Symbol	GVSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$4	0.08%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 136,277,579,967
Holdings Count | Holding	210
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210
Based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

C000158904
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Portfolio
Trading Symbol	SSMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Portfolio by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Small/Mid Cap Equity Index Portfolio	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 2,523,851,402
Holdings Count | Holding	2,505
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$2,523,851,402
# of Portfolio Holdings	2,505
Portfolio Turnover Rate	9%

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Common Stocks	99.4%
Short-Term Investments	3.2%

C000192374
Shareholder Report [Line Items]
Fund Name	State Street Treasury Obligations Money Market Fund
Trading Symbol	TAQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Treasury Obligations Money Market Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Obligations Money Market Fund	$4	0.08%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 4,301,608,694
Holdings Count | Holding	161
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$4,301,608,694
# of Portfolio Holdings	161
Portfolio holdings are based on holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

C000143850
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index II Portfolio
Trading Symbol	SSEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index II Portfolio (the "Portfolio") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Portfolio by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Equity 500 Index II Portfolio	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 12,283,153,263
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$12,283,153,263
# of Portfolio Holdings	510
Portfolio Turnover Rate	3%

Holdings [Text Block]

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	31.9%
Financials	12.2%
Health Care	11.6%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.2%
Real Estate	2.1%